Derivative Instruments - Impact on Statements of Income, Risk Management Derivatives (Details 2d) (Not Designated as Hedging Instrument [Member], Risk Management Activities [Member], USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Risk management derivatives gains and losses [Abstract]
Income statement impact	$ 1,414	$ 3,699	$ 1,401	$ 3,676
Foreign exchange
Risk management derivatives gains and losses [Abstract]
Income statement impact	(78)	1	(98)	(20)
Credit derivatives
Risk management derivatives gains and losses [Abstract]
Income statement impact	(5)	60	(63)	(59)
Commodity
Risk management derivatives gains and losses [Abstract]
Income statement impact	11	(24)	0	(47)
Interest rate contract
Risk management derivatives gains and losses [Abstract]
Income statement impact	$ 1,486	$ 3,662	$ 1,562	$ 3,802